INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Income tax benefit (taxes on income) are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Deferred tax benefit (expense)	$(1,130)	$1,989	$777
Current taxes	(2,626)	(1,254)	(1,323)

	(3,756)	735	(546)

Domestic	(296)	(285)	(209)
Foreign	(3,460)	1,020	(337)

	(3,756)	735	(546)
Domestic taxes:
Current	(296)	(285)	(209)
Deferred	-	-	-

	(296)	(285)	(209)
Foreign taxes:
Current	(2,330)	(969)	(1,114)
Deferred	(1,130)	1,989	777

	(3,460)	1,020	(337)

Income tax benefit (taxes on income)	$(3,756)	$735	$(546)

Loss before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(9,758)	$(9,749)	$(4,624)
Foreign	6,801	(1,679)	1,561

	$(2,957)	$(11,428)	$(3,063)

b.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2017	2016	2015
Loss before taxes, as reported in the consolidated statements of operations	$(2,957)	$(11,428)	$(3,063)

Statutory tax rate	24.0%	25.0%	26.5%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$710	$2,857	$812
Income tax benefit (taxes on income) at rate other than the Israeli statutory tax rate	(869)	236	(307)
Non-deductible expenses and other permanent differences	(668)	(526)	26
Losses and timing differences for which valuation allowance was provided	(2,186)	(1,615)	(835)
Impacts related to the Act (as defined below)	(543)	-	-
Other individually immaterial income tax items	(200)	(217)	(242)

Income tax benefit (taxes on income)	$(3,756)	$735	$(546)

c.	Israeli taxation:

The Israeli corporate income tax rate was 24% in 2017, 25% in 2016 and 26.5% in 2015.

The Company and its Israeli subsidiaries have not received final tax assessments since incorporation. However, in accordance with Israeli tax laws, tax returns submitted up to and including the 2013 tax year can be regarded as final. In addition, following an agreement signed with the Israeli Tax Authority (“ITA”), as described below, RepliWeb Ltd.'s tax returns up to the 2014 tax year are regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 55,000 as of December 31, 2017. Such losses can be carried forward indefinitely to offset future taxable income of the Company.

d.	Income taxes of non-Israeli subsidiaries:

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Act”) was enacted. The Act, significantly changes U.S. corporate income tax laws by, among other things, reducing the U.S. corporate income tax rate to 21% starting in 2018 and creating a territorial tax system with a one-time mandatory tax on previously deferred foreign earnings of U.S. subsidiaries. As a result, the Company recorded a provisional net charge of $543 during the fourth quarter of 2017. This amount, which is included in taxes on income in the consolidated statements of operations, resulted from the remeasurement of the Company’s net deferred tax asset in the United States, based on the new lower corporate income tax rate.

Also, on December 22, 2017, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118, which allows companies to report the income tax effects of the Act as a provisional amount based on a reasonable estimate, which would be subject to adjustment during a reasonable measurement period, not to exceed twelve months, until the accounting and analysis under ASC No. 740 is complete. Although the$543 net charge represents what the Company believes is a reasonable estimate of the impact of the income tax effects of the Act on its consolidated financial statements as of December 31, 2017, it should be considered provisional. Additional work is necessary to reflect the actual rate at which those deferred tax assets and liabilities are expected to be reserved. Once the Company finalizes certain tax positions when its relevant U.S. subsidiary files its 2017 U.S. tax return, it will be able to conclude whether any further adjustments are required to its net deferred tax asset in the amount of $1,209 as of December 31, 2017. Any adjustments to these provisional amounts will be reported as a component of taxes on income in the reporting period in which any such adjustments are determined, which will be no later than the fourth quarter of 2018.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. The U.S. tax returns for the years prior to 2013 are considered final.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016

Net operating loss carry forwards	$13,793	$12,979
Research and development expenses	2,751	2,312
Employee related accruals	502	409
Share-based compensation and other timing differences	1,201	1,248
Total deferred tax asset before valuation allowance	18,247	16,948
Less - valuation allowance	(16,967)	(14,481)

Deferred tax asset	1,280	2,467

Deferred tax liability - Intangible assets and other	(71)	(219)

Deferred tax assets, net	$1,209	$2,248

Domestic:	$-	$-

Foreign:	$1,209	$2,248

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel and in several of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The increase in the valuation allowance relates to increase in net operating losses and other temporary differences for which full valuation allowance was recorded.

f.          Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2017	2016	2015

Opening balance	$390	$191	$93
Additions for prior years' tax position	-	103	-
Additions related to the current year	46	96	113
Reduction of prior years' tax position due to lapse of statute of limitation	-	-	(15)
Settlements with tax authorities	(182)	-	-

Closing balance	$254	$390	$191

Included in accrued expenses and other current liabilities	$-	$182	$40

Included in other long term liabilities	$254	$208	$151

As of December 31, 2017, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2017,2016 and 2015, the Company recorded immaterial expenses for interest and exchange rate differences, net related to prior years' uncertain tax positions. As of December 31, 2017, 2016 and 2015, the Company had accrued interest liability related to uncertain tax positions in the amount of $0, $43, and $39, respectively, which is included in the liability balance.

In February 2017, the Company reached an agreement with the ITA related to the examination of income tax returns for 2011 through 2014 of RepliWeb Ltd., its subsidiary, whereby the Company agreed to pay approximately $441 in connection with certain internal organizational changes the Company executed in RepliWeb Ltd.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.